Submission	Jun. 29, 2026
Submission [Line Items]
Central Index Key	0002054247
Registrant Name	21Shares Polkadot ETF
Registration File Number	333-284630
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	21Shares Polkadot ETF
Street 1	158 W. 27th Street,
City	New York
State or Country Code	New York
Zip Code	10001
Reporting FY End Date	Mar. 31, 2026
Offset Table N/A	N/A